S000023468 [Member] Annual Fund Operating Expenses - Sit Global Dividend Growth Fund	Jun. 30, 2026
Sit Global Dividend Growth Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	1.00%
Sit Global Dividend Growth Fund - Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	1.25%